INTANGIBLE ASSETS , NET (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS , NET
Gross carrying amount	$ 10,006	$ 2,848
Less: accumulated amortization	(2,313)	(1,437)
Intangible assets, net	7,693	1,411
Amortization expense on intangible assets	900	315	$ 302
Computer software
INTANGIBLE ASSETS , NET
Gross carrying amount	6,328	1,161
Less: accumulated amortization	(1,647)	(804)
License
INTANGIBLE ASSETS , NET
Gross carrying amount	2,000
Trading right
INTANGIBLE ASSETS , NET
Gross carrying amount	1,000	1,000
Less: accumulated amortization	(500)	(500)
Golf membership
INTANGIBLE ASSETS , NET
Gross carrying amount	678	687
Less: accumulated amortization	$ (166)	$ (133)